Share capital (Tables)	3 Months Ended
Nov. 30, 2021
Schedule of Share Capital Activity

	Number of shares	$(000’s)
Balance at August 31, 2020	199,975,122	$135,100
Issued for cash, net of share issue costs	38,477,666	23,226
Warrants issued	-	(8,710)
Issued for settlement of convertible debentures	12,150,447	7,015
Issued for settlement of debts related to convertible and gold loans	4,266,321	1,497
Options exercised	1,000	-
Transfer of reserve on exercise of options	-	1
Balance at August 31, 2021	254,870,556	$158,129
Issued for settlement of outstanding fees	165,889	98
Balance at November 30, 2021	255,036,445	$158,227